Schedule Index

Schedule Number

Schedule 1     Due Diligence Sample Selection Schedule 2     Data Integrity - MIP Rate Schedule 3     Data Integrity - Current UPB
Schedule 4 Data Integrity - Current Interest Rate Schedule 5     Data Integrity - Marketable Title Date Schedule 6 Data Integrity - Loan Status
Schedule 7     Data Integrity - Maximum Claim Amount Schedule 8     Data Integrity - UPB at Called Due Date Schedule 9     Data Integrity - Original Note Rate
Schedule 10     Data Integrity - Margin (for adjustable rate loans) Schedule 11     Data Integrity - Index (for adjustable rate loans) Schedule 12     Data Integrity - Debenture Interest Rate
Schedule 13     Data Integrity - Foreclosure First Legal Date

Schedule 14     Data Integrity - Closing Date Schedule Schedule 15    Data Integrity - Amortization Type Schedule 16    Data Integrity - FHA Case Number Schedule 17    Data Integrity - Original Principal Limit Schedule 18    Data Integrity - Called Due Date
Schedule 19     FHA Insurance Schedule 20     Valuation Integrity Schedule 21     Property Inspections Schedule 22     Borrower's Age
Schedule 23     Foreclosure and Bankruptcy Fees

Schedule 24     Property Preservation Fees

Schedule 25     Tax and Insurance Invoice Integrity

Schedule 26     Corporate Invoice Integrity

Schedule 27     Tax Lien Alerts

Schedule 28     BPO Ordered